Trade Accounts Receivable, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Customer	Dec. 31, 2012 Customer	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable, bad debt expense	$ 2	$ 1	$ 1
Share of companies in consolidated net revenues	10.00%	10.00%
Number of customer	0	0
Receivables sold without recourse	56	127
Factoring transactions	570	1,143
Financial cost of factored amount	$ 2	$ 4	$ 3
Nokia Group of Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Share of companies in consolidated net revenues			10.40%
Number of customer			1